Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Escrow deposit			$ 3,409
Rent expenses	$ 3,083	$ 2,191	$ 10,412	$ 5,266	$ 3,431
Office space in Dublin
Property, Plant and Equipment [Line Items]
Term of contract			12 years
Corporate office facilities
Property, Plant and Equipment [Line Items]
Term of contract			10 years